Goodwill and Long-Lived Assets Impairment	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Goodwill and Long-Lived Assets Impairment

25. Goodwill and Long-Lived Assets Impairment:

As at June 30, 2025, the Company has goodwill of $2,766 (June 30, 2024 - $439) following recognition of impairment losses during the year. Goodwill is attributable to the following cash generating units (“CGUs”) arising on the respective dates of acquisition. All goodwill and impairment losses were allocated to CGUs within the IPP Production segment.

Cash Generating Unit	Acquisition Date	June 30, 2025	June 30, 2024
OFIT GM	November 1, 2023	$289	$3,522
Impairment loss		(289)	(3,233)
OFIT RT	November 1, 2023	150	1,017
Impairment loss		(150)	(867)
SFF	July 8, 2024	20,544	-
Impairment loss		(17,778)	-
		$2,766	$439

As at July 9, 2024, the Company performed an impairment testing of goodwill and long-lived assets at the CGU level for SFF due to an indicator of impairment arising from the internal rate of return implied in the enterprise value being lower than the weight average cost of capital. Based on this test, the Company recognized the following impairment loss of $17,778 as a write-down of goodwill related to the SFF CGUs.

SFF Cash Generating Units	Construction in progress	Intangible assets	Other net assets	Goodwill	Total
Carrying value, July 9, 2024	$10,564	$20,920	$22,540	$20,544	$74,568
Impairment	-	-		(17,778)	(17,778)
Recoverable amount, July 9, 2024	$10,564	$20,920	$22,540	$2,766	$56,790

As at June 30, 2025, the Company performed an annual impairment testing of goodwill and long-lived assets in accordance with IAS 36. The recoverable amounts were determined based on the higher of value in use (“VIU”) and fair value less costs of disposal (“FVLCD”), using discounted cash flow models. The key assumptions applied in estimating the recoverable amounts based on VIU of the impairment tests were as follows:

Cash Generating Unit	OFIT GM	OFIT RT	SFF
Discount rate (pre-tax)	13.50%	13.90%	9.18%
Revenue equipment degradation rate	0.55%	0.55%	0.74%
Normal use life of assets	Remaining contract life of power purchase agreements
Operating expense inflation	2.00%	2.00%	2.00%

Cash flows beyond the contract period were not assumed for the solar projects as they are expected to cease operating at FIT contract expiry under current forecasts. The pre-tax discount rates were derived from the Company’s weighted average cost of capital. The carrying values, recoverable amounts and impairment losses recognized were as follows:

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

25. Goodwill and Long-Lived Assets Impairment (continued):

OFIT GM Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net liabilities	Goodwill	Total
Carrying value, June 30, 2025	$1,913	$1,307	$(22)	$289	$3,487
Impairment	(490)	(335)	-	(289)	(1,114)
Recoverable amount, June 30, 2025	$1,423	$972	$(22)	$-	$2,373

OFIT GM Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2024	$2,064	$1,423	$-	$3,522	$7,009
Impairment	-	-	-	(3,233)	(3,233)
Recoverable amount, June 30, 2024	$2,064	$1,423	$-	$289	$3,776

OFIT RT Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2025	$826	$532	$25	$150	$1,533
Impairment	(347)	(224)	-	(150)	(721)
Recoverable amount, June 30, 2025	$479	$308	$25	$-	$812

OFIT RT Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2024	$891	$579	$-	$1,017	$2,487
Impairment	-	-	-	(867)	(867)
Recoverable amount, June 30, 2024	$891	$579	$-	$150	$1,620

SFF Cash Generating Units	Construction in progress	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2025	$25,540	$19,611	$25,798	$2,766	$73,715
Impairment	(3,908)	(6,853)	-	-	(10,761)
Recoverable amount, June 30, 2025	$21,632	$12,758	$25,798	$2,766	$62,954

The goodwill balances of $289 (OFIT GM), and $150 (OFIT RT) were written off as part of these impairment losses. The CGU’s recoverable amount estimate is sensitive to the discount rate due to uncertainties in the forecast. A 1% increase in the discount rate would result in an additional impairment loss of $88, $29, and $4,060 in OFIT GM, OFIT RT, and SFF for the year ended June 30, 2025. Management is not aware of any other reasonable change in key assumptions that would significantly vary the recoverable amount for the valuation. Other net assets or liabilities represents the sum of operating assets and liabilities not specifically mentioned in the tables above, which include accounts receivable, prepaid expenses, right-of-use assets, accounts payable, asset retirement obligation, lease liabilities, and other liabilities.